Table of Contents

      USAA Family of Funds                              1
      Message from the President                        2
      Investment Review                                 4
      Message from the Managers                         5
      Financial Information:
         Portfolio of Investments                       9
         Notes to Portfolio of Investments             29
         Statement of Assets and Liabilities           30
         Statement of Operations                       31
         Statements of Changes in Net Assets           32
         Notes to Financial Statements                 33



Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

            USAA Investment Management Company
            Attn: Report Mail
            9800 Fredericksburg Road
            San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Growth Strategy Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1999, USAA. All rights reserved.




USAA Family of Funds Summary

         Fund                                             Minimum
       Type/Name                     Volatility          Investment*
       ---------                     ----------          ----------

 CAPITAL APPRECIATION
===============================================================================
 Aggressive Growth                 Very high               $3,000
 Emerging Markets(1)               Very high               $3,000
 First Start Growth                Moderate to high        $3,000
 Gold(1)                           Very high               $3,000
 Growth                            Moderate to high        $3,000
 Growth & Income                   Moderate                $3,000
 International(1)                  Moderate to high        $3,000
 S&P 500 (Registered
  Trademark) Index(2)              Moderate                $3,000
 Science & Technology(5)           Very high               $3,000
 World Growth(1)                   Moderate to high        $3,000

 ASSET ALLOCATION
===============================================================================
 Balanced Strategy(1)              Moderate                $3,000
 Cornerstone Strategy(1)           Moderate                $3,000
 Growth and Tax
  Strategy(3)                      Moderate                $3,000
 Growth Strategy(1)                Moderate to high        $3,000
 Income Strategy                   Low to moderate         $3,000

 INCOME - TAXABLE
===============================================================================
 GNMA                              Low to moderate         $3,000
 Income                            Moderate                $3,000
 Income Stock                      Moderate                $3,000
 Short-Term Bond                   Low                     $3,000

 INCOME - TAX EXEMPT
===============================================================================
 Long-Term(3)                      Moderate                $3,000
 Intermediate-Term(3)              Low to moderate         $3,000
 Short-Term(3)                     Low                     $3,000
 State Bond Income(3)**            Moderate                $3,000

 MONEY MARKET
===============================================================================
 Money Market(4)                   Very low                $3,000
 Tax Exempt
  Money Market(3),(4)              Very low                $3,000
 Treasury Money
  Market Trust(4)                  Very low                $3,000
 State Money Market(3),(4)**       Very low                $3,000

(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(2) S&P 500 (Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

(3) Some income may be subject to state or local taxes or the federal alternative minimum tax.

(4) An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

(5) This Fund may be more volatile than a fund that diversifies across many industries.

 * The InveStart (Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

** California, Florida, New York, Texas, and Virginia funds available to residents only.

Non-deposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.






Message from the President

[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA APPEARS HERE]

Since my last message to Investment Trust shareholders, the stock market has reminded us that intense emotions are part of the investment process. In August, the unraveling of markets around the world was downright scary. Huge daily drops, the rampage into treasury bonds while other income markets dried up, and the antics of huge hedge funds made for confusion and fear. At such times, it becomes very hard for people to remember the long-term plans they have made for their portfolios.

A scant three months later, stock markets have recouped losses and bond markets have settled down. August looks like a momentary aberration. With the retreat of fear, we are now seeing something the financial press has tagged "Internet stocks." These are various companies, going public for the first time, whose business is closely tied to Internet commerce. Some have soared to prices ten times their initial offering, even though they have little or no earnings and traditional analysts can detect little to support such lofty prices. In the 1600s, investors got the idea that tulip bulbs, which Dutch traders brought home on their voyages, were highly valuable and bid their prices to incredible levels. Those prices collapsed and the word "tulip" took on a special meaning for investment professionals. The tulip craze became a classic example of irrational investor behavior. When I watch the Internet IPOs, I think "Tulip."

This tells me that emotions can run both ways, from panic to euphoria, and make people forget their long-term investment plans. But, you need those plans most of all when the emotions are rampant. Trading in calm markets prepares you to avoid trading during raging markets.

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


For more complete information about mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call for a prospectus. Read it carefully before investing.

Although none of the investments mentioned are guaranteed or insured, government bonds are backed by the full faith and credit of the U.S. Government. Common stocks are considered to have the most risk, followed by corporate bonds and government bonds. All of these vehicles are subject to tax. If held to maturity, bonds offer a fixed rate of return and fixed principal value. Return and principal value of an investment in stocks will fluctuate.

Past performance is no guarantee of future results.






Investment Review

USAA GROWTH STRATEGY FUND

OBJECTIVE: To seek a high total return, with reduced risk over time, through an asset allocation strategy that emphasizes capital appreciation and, secondarily, income.


--------------------------------------------------------------------------------
                                            11/30/98            5/31/98
--------------------------------------------------------------------------------
  Net Assets                            $242.5 Million       $249.4 Million
  Net Asset Value Per Share                 $13.48               $14.30
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/98
--------------------------------------------------------------------------------
5/31/98 to 11/30/98 (+)           1 Year         Since Inception on 9/1/95
      -0.54%                      6.73%                  14.09%
--------------------------------------------------------------------------------

(+)Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.






CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Growth Strategy Fund to the S&P 500 Index for the period of 09/01/95 through 11/30/98. The data points from the graph are as follows:

              USAA Growth           S&P 500
              Strategy Fund          Index
              -------------         -------

09/01/95       $10,000              $10,000
11/30/95        10,330               10,840
05/31/96        12,776               12,117
11/30/96        12,999               13,858
05/31/97        13,764               15,684
11/30/97        14,381               17,809
05/31/98        15,432               20,493
11/30/98        15,349               22,026

Data since inception on 09/01/95 through 11/30/98


The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Strategy Fund to the S&P 500 Index, an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.






Message from the Managers

[PHOTOGRAPH OF PORTFOLIO MANAGERS APPEARS HERE: Standing L to R: John K. Cabell, Jr., CFA (Small Cap Stocks), David G. Parsons, CFA (Allocation Manager, Large Cap Stocks), W. Travis Selmier, II, CFA (International Stocks), Paul H. Lundmark, CFA (Bonds), Eric M. Efron, CFA (Small Cap Stocks), Pamela K. Bledsoe, CFA (Money Market Instruments), and Albert C. Sebastian, CFA (International Stocks); Seated: David G. Peebles, CFA (International Stocks).]

FUND OVERVIEW
The USAA Growth Strategy Fund is an asset allocation fund encompassing large and small capitalization domestic stocks, international stocks, and bonds. Through the employment of this diverse group of assets, the Fund seeks to remove the growth investor's asset allocation burden.

LARGE CAPITALIZATION STOCKS
The two areas which were particularly strong, over the course of the six-month reporting period ending November 30, 1998, were healthcare and technology. The area of weakness was financial stocks. The Large Capitalization Stock sector of the Fund, while still overweighted in technology and healthcare, is broadly diversified with exposure to virtually all growth industries represented in the S&P 500 Index.

Our investment strategy in this sector has been to purchase out-of-favor and undervalued growth stocks: companies which were out-of-favor versus the market or their industry at the time of purchase. In light of this strategy, we took advantage of the sell-off in financials in the second and third quarters to increase our exposure to this area. A portion of the portfolio is also made up of a variety of growth stocks which were not out-of-favor at time of purchase. As stated to you in our last report, these companies are included to diversify the portfolio and to provide an effective investment of funds as we seek out and research compelling out-of-favor ideas. As of November 30, 1998, 32.2% of the Fund's net assets were in large capitalization stocks.

SMALL CAPITALIZATION STOCKS
The small capitalization category of the Fund invests in companies with market capitalizations below $1 billion. Our best performing sectors for the period were healthcare, technology, and business services. The worst performing were energy, financial, and food companies. Small stocks are often more volatile than their large capitalization counterparts. This volatility has certainly been borne out in 1998. Weak Asian economies combined with worries about a U.S. credit crunch caused small capitalization stocks to underperform large capitalization stocks for most of 1998. This trend was reversed somewhat in October and November as the Federal Reserve reduced interest rates. This signaled that the Fed would not allow the economy to slip into a recession because of tight credit policies.

Small capitalization stocks accounted for 29.5% of the Fund's net assets at the end of the reporting period.

BONDS
The Fund's bond category is included to lower volatility and provide current income. Over the six-month period, this category was concentrated in intermediate-term corporate bonds and mortgage- and asset-backed securities: instruments which offered higher yields and less interest-rate risk than long-term Treasuries. When Russia defaulted on its external debt, the above securities, as well as virtually all domestic bonds other than U.S. Treasuries, were greatly affected.

Since September, our securities have recovered following the Federal Reserve Board's cuts in interest rates. We believe our strategy is sound and will serve you well in the future, despite the inevitability of panics from time to time. At the end of the reporting period, bonds made up 19.1% of the Fund's net assets.

INTERNATIONAL STOCKS
Over the past six months, the category was overweighted in Europe, underweighted in Japan, and market-weighted in the emerging markets. This strategy did not work well for the period. Europe was down and Japan was up. However, in the emerging markets, gains in the Far East more than offset losses in Latin America.

In 1999, we believe Europe still offers the best chance for economic and earnings growth. The introduction to the Euro, which is the common currency of the European Monetary Union, on January 1, 1999, will further financial and economic integration as well as spur merger and acquisition activity. The critical factor affecting the Japanese market is the extent and speed of bank restructuring. We are monitoring this situation closely to determine if further commitments to this market are warranted.

International stocks accounted for 19% of the Fund's net assets on November 30, 1998.

MONEY MARKET INSTRUMENTS
Money market instruments are used to provide liquidity for withdrawals or to provide a temporary investment until stock or bond purchases are made. U.S. Government discount notes are the most common instruments used for these purposes. At the end of November, money market investments totaled .6% of net assets.

PERFORMANCE
For the six-month reporting period, the Fund returned -0.54%. That trailed the 7.5% return of the S&P 500 Index and the 1.83% return of the growth funds average, according to Lipper Analytical Services, Inc.(1) The Fund's unfavorable performance relative to its peer group was caused by the international, small stock, and bond sectors.

Although, we cannot predict the future course of the market or this Fund, we are of the opinion that this diversified portfolio has the potential to generate attractive returns with less volatility than an average growth fund.


(1)Lipper Analytical Services, Inc. is an independent organization that monitors the performance of mutual funds.





ASSET ALLOCATION

A pie chart is shown here depicting the Asset Allocation as of November 30, 1998 of the USAA Growth Strategy Fund to be:

Large Cap Stocks - 32.2%*; Small Cap Stocks - 29.5%*; Bonds - 19.1%*; International Stocks - 19.0%*; and Money Market Instruments - 6%*.

* Percentages are of the Net Assets in the Portfolio and may or may not equal 100%.




--------------------------------------
      TOP 10 EQUITY HOLDINGS
        (% OF NET ASSETS)
--------------------------------------
  AAR                            1.6
  Pharmacia & Upjohn             1.2
  Sunrise Assisted Living        1.1
  Merck & Co                     1.0
  General Electric                .9
  99 Cents Only Stores            .9
  PepsiCo                         .9
  Metromedia Fiber Network "A"    .9
  Amgen                           .9
  NCO Group                       .8
--------------------------------------



--------------------------------------
         TOP 10 INDUSTRIES
         (% OF NET ASSETS)
--------------------------------------
  Banks - Major Regional         6.0
  Telephones                     4.8
  Real Estate Investment Trusts  4.6
  Drugs                          4.1
  Electronics - Semiconductors   3.9
  Retail - Specialty             3.8
  Asset Backed Financings        3.4
  Aerospace / Defense            3.0
  Computer Software & Service    2.9
  Healthcare - Specialized       2.7
--------------------------------------


Foreign investing is subject to additional risks which are discussed in the Fund's prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign markets.

See page 9 for a complete listing of the Portfolio of Investments.





USAA GROWTH STRATEGY FUND
PORTFOLIO OF INVESTMENTS

November 30, 1998
(Unaudited)

                                                                        Market
  Number                                                                Value
  of Shares                Security                                     (000)
-------------------------------------------------------------------------------
                      INTERNATIONAL STOCKS (19.0%)

            Argentina (0.1%)
    3,540   IRSA Inversiones y Representaciones S.A. GDR             $    99
    3,000   Telefonica de Argentina S.A. ADR                              97
                                                                   ------------
                                                                         196
                                                                   ------------
            Australia (0.2%)
   29,250   Cable & Wireless Optus Ltd. *                                 55
   30,000   CSL Ltd.                                                     234
   81,400   HIH Insurance Ltd.                                            61
   17,300   Smith (Howard) Ltd.                                          112
                                                                   ------------
                                                                         462
                                                                   ------------
            Austria (0.5%)
      950   Bank Austria AG                                               49
    7,307   Boehler Uddeholm AG                                          341
   10,700   VA Flughafen Wien AG                                         476
    3,800   VA Technologie AG                                            319
                                                                   ------------
                                                                       1,185
                                                                   ------------
            Brazil (0.2%)
    4,400   Companhia Brasileira de Distribuicao Grupo
              Pao de Acucar ADR                                           88
3,830,400   Companhia Energetica de Minas Gerais (Cemig)
              (Preferred)                                                 97
   12,000   Panamerican Beverages, Inc. "A"                              277
  750,000   Petroleo Brasileiro S.A. (Preferred)                         107
                                                                   ------------
                                                                         569
                                                                   ------------
            Canada (1.1%)
   42,600   Anderson Exploration Ltd. *                                  377
   12,400   Canadian National Railway Co.                                670
   30,600   Canadian Occidental Petroleum Ltd.                           407
   37,200   National Bank of Canada                                      582
    4,200   Northern Telecom Ltd.                                        196
   12,000   OSF, Inc. *                                                   89
   18,000   Suncor, Inc.                                                 549
                                                                   ------------
                                                                       2,870
                                                                   ------------
            Chile (0.1%)
    3,000   Sociedad Quimica y Minera de Chile S.A. ADR                  116
                                                                   ------------
            China (0.1%)
   55,000   New World Infrastructure Ltd. *                               82
                                                                   ------------
            Denmark (1.0%)
    6,200   Carli Gry International A/S                                  327
    6,000   ISS International Service System A/S "B"                     396
   18,200   SAS Danmark A/S                                              220
   14,400   Tele Danmark A/S ADR                                         798
    7,700   Unidanmark A/S                                               628
                                                                   ------------
                                                                       2,369
                                                                   ------------
            Egypt (0.1%)
    4,400   Suez Cement Co. S.A.E. GDR                                    63
                                                                   ------------
            Finland (1.0%)
  147,000   Merita plc "A"                                               855
   11,800   Nokia Corp. ADR                                            1,156
   16,200   Raisio Group plc                                             210
   16,600   Rauma OYJ                                                    233
                                                                   ------------
                                                                       2,454
                                                                   ------------
            France (1.8%)
    1,900   Accor S.A.                                                   417
      600   Bouygues Offshore S.A. ADR                                     8
    6,603   CNP Assurances *                                             200
   10,800   Coflexip ADR                                                 394
   14,200   Elf Aquitaine ADR                                            884
    3,800   Eramet Group                                                 120
    1,250   Essilor International                                        487
    3,000   ISIS S.A.                                                    217
    4,400   Louis Dreyfus Citrus                                         123
    9,400   Renault S.A.                                                 436
    5,600   Rhone Poulenc S.A.                                           279
    7,228   SEITA                                                        419
    3,500   Simco S.A.                                                   310
    4,400   Valeo S.A.                                                   377
                                                                   ------------
                                                                       4,671
                                                                   ------------
            Germany (1.1%)
   15,500   Continental AG                                               380
   16,800   Hoechst AG                                                   721
   10,800   Merck KGaA                                                   439
    1,022   SAP AG                                                       463
      445   SAP AG (Preferred)                                           232
   13,040   Veba AG                                                      722
                                                                   ------------
                                                                       2,957
                                                                   ------------
            Greece (0.2%)
   10,500   Hellenic Telecommunications Organization S.A. (OTE)          262
    2,720   National Bank of Greece S.A. GDR *                            98
      200   Panafon Hellenic Telecommunications Co. S.A. *                 3
                                                                   ------------
                                                                         363
                                                                   ------------
            Hong Kong (0.1%)
    5,600   Asia Satellite Telecommunications Holdings Ltd. ADR           89
   23,000   Hutchison Whampoa Ltd.                                       164
                                                                   ------------
                                                                         253
                                                                   ------------
            Hungary (0.2%)
    5,600   Magyar Tavkozlesi RT. (MATAV) ADR                            153
   10,000   Mol Magyar Olaj-Es Gazipari GDR                              231
                                                                   ------------
                                                                         384
                                                                   ------------
            India (0.1%)
    7,250   Hindalco Industries Ltd. GDR                                  83
    5,500   Larsen & Toubro Ltd. GDR                                      37
    9,300   Videsh Sanchar Nigam Ltd. GDR                                 95
                                                                   ------------
                                                                         215
                                                                   ------------
            Israel (0.1%)
    5,100   Blue Square - Israel Ltd. ADR                                 62
                                                                   ------------
               Italy (1.2%)
    7,300   ENI S.p.A. ADR                                               446
   77,000   Erg S.p.A.                                                   266
    7,300   Gucci Group N.V.                                             329
  144,000   Italgas S.p.A.                                               712
  168,500   Telecom Italia S.p.A.                                      1,052
                                                                   ------------
                                                                       2,805
                                                                   ------------
            Japan (1.4%)
   14,000   Bridgestone Corp.                                            327
   16,000   Daibiru Corp.                                                108
    1,000   Honda Motor Co. Ltd.                                          36
    5,000   Ito-Yokado Co. Ltd.                                          305
    2,700   Justsystem Corp.                                              13
    7,900   Laox Co. Ltd.                                                 51
   11,000   Namco                                                        214
    2,000   Nomura Securities Co. Ltd.                                    19
      120   NTT Data Corp.                                               524
        4   NTT Mobile Communication Network, Inc.                       153
    9,000   Sankyo Co. Ltd.                                              205
   20,000   Sanwa Bank Ltd.                                              181
   19,000   Sharp Corp.                                                  168
    4,500   Sony Corp.                                                   329
    2,000   Terumo Corp.                                                  44
   48,000   Toko, Inc.                                                   193
   86,000   Toshiba Corp.                                                482
            MBL International Finance (Bermuda) Trust,
              Convertible Notes, $200,000 par, 3.00%, 11/30/2002         200
                                                                   ------------
                                                                       3,552
                                                                   ------------
            Korea (0.1%)
   29,086   Samsung Heavy Industries *                                   161
   13,558   Samsung Heavy Industries Rights *                             21
                                                                   ------------
                                                                         182
                                                                   ------------
            Malaysia (0.1%)
   64,400   Genting Bhd (a)                                               96
                                                                   ------------
            Mexico (0.1%)
    8,599   Desc, Sociedad de Fomento Industrial,  S.A. de C.V. ADR      162
    8,700   Empresas ICA Sociedad Controladora, S.A. de C.V. ADR          42
   11,300   Tubos de Acero de Mexico, S.A. ADR                            80
                                                                   ------------
                                                                         284
                                                                   ------------
            Netherlands (1.8%)
   18,800   Akzo Nobel N.V.                                              771
   10,800   Benckiser N.V. "B"                                           638
    3,940   EVC International N.V.                                        31
   13,000   ING Group N.V.                                               744
   18,000   Koninklijke KPN N.V.                                         776
   14,800   Koninklijke Pakhoed N.V. (Certificates)                      364
    9,700   Oce-van der Grinten N.V.                                     341
    6,500   Philips Electronics N.V.                                     412
    1,360   Simac Techniek N.V.                                          174
   10,000   VNU N.V.                                                     343
                                                                   ------------
                                                                       4,594
                                                                   ------------
            Norway (0.4%)
  126,000   Christiania Bank og Kreditkasse                              463
   14,700   Schibsted ASA                                                169
   58,700   Storebrand ASA *                                             435
   36,600   Tandberg Data ASA *                                          112
                                                                   ------------
                                                                       1,179
                                                                   ------------
            Philippines (0.1%)
  600,000   SM Prime Holdings, Inc.                                      113
                                                                   ------------
            Poland (0.1%)
   17,000   Elektrim S.A.                                                143
   17,404   Polifarb Cieszyn-Wroclaw S.A.                                 23
                                                                   ------------
                                                                         166
                                                                   ------------
            Portugal (0.5%)
   15,320   Banco Pinto & Sotto Mayor S.A.                               279
    3,000   Brisa-Auto Estradas de Portugal S.A.                         162
   10,922   Cimentos de Portugal S.A.                                    345
   11,000   Portugal Telecom S.A. ADR                                    485
                                                                   ------------
                                                                       1,271
                                                                   ------------
            Russia (0.1%)
    4,100   LUKoil ADR                                                    84
                                                                   ------------
            Singapore (0.1%)
   14,000   Keppel Corp. Ltd.                                             37
   53,600   Overseas Union Bank Ltd.                                     216
                                                                   ------------
                                                                         253
                                                                   ------------
            South Africa (0.1%)
   70,000   Sanlam Ltd. *                                                 74
    4,600   South African Breweries Ltd.                                  78
                                                                   ------------
                                                                         152
                                                                   ------------
            Spain (0.6%)
   23,612   Argentaria, Caja Postal y Banco Hipotecario
              de Espana, S.A.                                            550
   10,400   Corporacion Mapfre                                           288
    5,500   Telefonica de Espana S.A. ADR                                766
                                                                   ------------
                                                                       1,604
                                                                   ------------
            Sweden (0.8%)
   28,020   Autoliv, Inc. SDR                                          1,011
  138,000   Swedish Match AB                                             466
   16,000   Volvo AB                                                     372
                                                                   ------------
                                                                       1,849
                                                                   ------------
            Switzerland (0.9%)
      550   Novartis AG                                                1,032
    1,900   Selecta Group AG                                             487
      599   Sulzer AG P.C.                                               339
    1,110   Swisscom AG *                                                374
      800   Tag Heuer International S.A.                                  55
   24,200   Tag Heuer International S.A. ADR                             169
                                                                   ------------
                                                                       2,456
                                                                   ------------
            Taiwan (0.1%)
  225,500   China Steel Corp.                                            147
                                                                   ------------
            Turkey (0.1%)
2,390,000   Akbank T.A.S.                                                 49
2,823,822   Yapi Ve Kredi Bankasi A.S.                                    34
  677,717   Yapi Ve Kredi Bankasi Receipts *, (a)                          8
                                                                   ------------
                                                                          91
                                                                   ------------
            United Kingdom (2.4%)
  136,900   Billiton plc                                                 299
   16,300   British Telecommunications plc *                             223
    9,300   Cable & Wireless plc *                                       118
   26,100   Cadbury Schweppes plc                                        392
  220,000   Cookson Group plc                                            483
  131,700   Corporate Services Group plc                                 319
    4,000   Doncasters plc ADR *                                          66
   35,800   EMI Group plc                                                213
   41,000   Laporte plc                                                  347
  126,000   LucasVarity plc                                              432
  154,000   Medeva plc                                                   262
   31,800   National Westminster Bank plc                                580
   41,760   Reuters Group plc                                            403
   98,000   Safeway plc                                                  483
  136,800   Tomkins plc                                                  634
  107,641   WPP Group plc                                                593
    4,009   Zeneca Group plc *                                           167
                                                                   ------------
                                                                       6,014
                                                                   ------------
               Total international stocks (cost: $41,075)             46,163
                                                                   ------------

                      SMALL CAP STOCKS (29.5%)

            Aerospace/Defense (2.7%)
  150,000   AAR Corp.                                                  3,787
   40,000   Aviation Sales Co. *                                       1,480
   10,000   TriStar Aerospace Co.                                         74
   35,000   Triumph Group, Inc. *                                      1,177
                                                                   ------------
                                                                       6,518
                                                                   ------------
            Air Freight (0.2%)
   21,000   Eagle USA Airfreight, Inc. *                                 399
                                                                   ------------
            Airlines (0.5%)
   17,500   Atlantic Coast Airlines, Inc. *                              444
   25,000   Midwest Express Holdings, Inc. *                             694
                                                                   ------------
                                                                       1,138
                                                                   ------------
            Banks - Major Regional (0.9%)
   60,000   Columbia Banking Systems, Inc.*                            1,174
   43,100   Hamilton Bancorp, Inc. *                                   1,088
                                                                   ------------
                                                                       2,262
                                                                   ------------
            Beverages - Alcoholic (0.7%)
   25,000   Beringer Wine Estates Holdings, Inc. "B" *                   916
   10,000   Golden State Vintners, Inc. *                                111
   20,000   Robert Mondavi Corp. "A" *                                   732
                                                                   ------------
                                                                       1,759
                                                                   ------------
            Biotechnology (0.6%)
   23,000   IDEC Pharmaceuticals Corp. *                                 773
    5,900   Med Immune, Inc. *                                           395
    7,000   SangStat Medical  Corp. *                                    168
                                                                   ------------
                                                                       1,336
                                                                   ------------
            Broadcasting - Radio & TV (0.2%)
   24,900   Cumulus Media, Inc. "A" *                                    339
   13,650   Gray Communications Systems, Inc. "B"                        186
                                                                   ------------
                                                                         525
                                                                   ------------
            Communication Equipment (0.9%)
   29,900   Brightpoint, Inc. *                                          448
   20,000   Datum, Inc. *                                                149
   54,395   Digital Microwave Corp. *                                    320
   24,000   Harmonic Lightwaves, Inc. *                                  303
   20,000   Ortel Corp. *                                                220
   11,600   P-Com, Inc. *                                                 43
   19,300   REMEC, Inc. *                                                268
   18,000   Spectrian Corp. *                                            232
    9,800   Terayon Communication Sys *                                  300
                                                                   ------------
                                                                       2,283
                                                                   ------------
            Computer - Hardware (0.2%)
   34,000   Sandisk Corp. *                                              404
                                                                   ------------
            Computer - Networking (0.1%)
   15,000   Xylan Corp. *                                                272
                                                                   ------------
            Computer - Peripherals (0.6%)
   33,500   HMT Technology Corp. *                                       381
   19,800   Maxtor Corp *                                                274
   51,500   Read-Rite Corp. *                                            692
                                                                   ------------
                                                                       1,347
                                                                   ------------
            Computer Software & Service (0.7%)
   15,600   DSET Corp. *                                                 215
   30,000   Macrovision Corp. *                                        1,091
    9,200   Microstrategy, Inc. *                                        207
   10,300   Softworks, Inc. *                                             63
                                                                   ------------
                                                                       1,576
                                                                   ------------
            Distributions - Food/Health (0.3%)
   30,000   United Natural Foods, Inc. *                                 731
                                                                   ------------
            Drugs (0.2%)
   16,450   Jones Pharma, Inc.                                           592
                                                                   ------------
            Electronics - Semiconductors (2.3%)
   28,500   Applied Micro Circuits Corp. *                               955
   11,000   Lattice Semiconductor Corp. *                                406
   13,600   MIPS Technologies, Inc. *                                    329
   19,000   Rambus, Inc. *                                             1,683
   54,200   TranSwitch Corp. *                                         1,511
   12,000   Triquint Semiconductor, Inc. *                               232
   38,000   VLSI Technology, Inc. *                                      434
                                                                   ------------
                                                                       5,550
                                                                   ------------
            Equipment - Semiconductors (1.6%)
   16,000   Brooks Automation, Inc. *                                    256
   21,000   Cerprobe Corp. *                                             307
   45,000   CFM Technologies, Inc. *                                     394
   42,900   Cymer, Inc. *                                                644
   15,200   Electroglas, Inc. *                                          220
   11,500   Etec Systems, Inc. *                                         378
   48,000   Integrated Process Equipment Corp. *                         501
   22,000   Photronics, Inc. *                                           440
   13,200   PRI Automation, Inc. *                                       317
   20,300   Speedfam International, Inc. *                               308
                                                                   ------------
                                                                       3,765
                                                                   ------------
            Finance - Consumer (0.8%)
   55,750   NCO Group, Inc. *                                          2,056
                                                                   ------------
            Finance - Diversified (0.1%)
    6,600   Heller Financial, Inc. "A" *                                 173
                                                                   ------------
            Foods (0.4%)
   20,000   American Italian Pasta Co. "A"                               505
   15,000   Horizon Organic Holding Corp. *                              242
    4,400   Suiza Foods Corp. *                                          208
                                                                   ------------
                                                                         955
                                                                   ------------
            Healthcare - Diversified (0.3%)
   19,000   PAREXEL International Corp. *                                495
   14,000   Professional Detailing, Inc. *                               326
                                                                   ------------
                                                                         821
                                                                   ------------
            Healthcare - Specialized Services (2.6%)
   50,000   MedQuist, Inc. *                                           1,519
   27,275   Pediatrix Medical Group, Inc. *                            1,464
   15,000   Quadramed Corp. *                                            360
   45,000   Renal Care Group, Inc.                                     1,209
   50,000   Superior Consultant Holdings Corp. *                       1,825
                                                                   ------------
                                                                       6,377
                                                                   ------------
            Home Furnishings & Appliances (0.2%)
   15,000   Ethan Allen Interiors, Inc.                                  592
                                                                   ------------
            Hospitals (0.3%)
   25,000   Province Healthcare Co. *                                    800
                                                                   ------------
            Internet Services (1.5%)
    8,300   24 / 7 Media, Inc. *                                         230
   15,100   Concentric Network Corp. *                                   429
   26,100   Digital River, Inc. *                                        597
    8,800   Entrust Technologies, Inc. *                                 187
    7,900   NetGravity, Inc. *                                           168
   13,900   Network Solutions, Inc. "A" *                                912
   18,000   Preview Travel, Inc. *                                       342
   37,400   USWeb Corp. *                                                851
                                                                   ------------
                                                                       3,716
                                                                   ------------
            Investment Banks/Brokerage (0.1%)
   10,000   Knight/Trimark Group, Inc. *                                 158
                                                                   ------------
            Lodging/Hotel (0.2%)
   31,000   Resort Quest International, Inc. *                           407
                                                                   ------------
            Medical Products & Supplies (0.5%)
    6,000   Henry Schein, Inc. *                                         213
   41,500   Ocular Sciences, Inc. *                                      934
                                                                   ------------
                                                                       1,147
                                                                   ------------
            Nursing Care (1.3%)
   30,000   American Retirement Corp. *                                  471
   60,000   Sunrise Assisted Living, Inc. *                            2,587
                                                                   ------------
                                                                       3,058
                                                                   ------------
            Oil & Gas - Drilling/Equipment (0.3%)
   15,000   Carbo Ceramics, Inc.                                         313
   15,700   Friede Goldman International, Inc. *                         196
   16,200   Halter Marine Group, Inc. *                                  113
   10,000   National-Oilwell, Inc. *                                      99
                                                                   ------------
                                                                         721
                                                                   ------------
            Personal Care (0.1%)
   10,000   Revlon, Inc. "A" *                                           206
                                                                   ------------
            Precious Metals & Mining (0.2%)
   15,000   Stillwater Mining Co. *                                      548
                                                                   ------------
            Railroads/Shipping (0.2%)
   19,000   MotivePower Industries, Inc. *                               578
                                                                   ------------
            Restaurants (0.4%)
   20,600   Papa John's International, Inc. *                            864
                                                                   ------------
            Retail - Food (0.2%)
   17,000   Wild Oats Markets, Inc. *                                    485
                                                                   ------------
            Retail - Specialty (2.7%)
   50,000   99 Cents Only Stores *                                     2,150
    4,500   Abercrombie & Fitch Co. "A" *                                252
   30,000   Cost Plus, Inc. *                                            990
   50,000   Hibbett Sporting Goods, Inc. *                             1,541
   28,050   Party City Corp. *                                           468
   39,300   Rental Service Corp. *                                       833
   10,000   Restoration Hardware, Inc. *                                 279
                                                                   ------------
                                                                       6,513
                                                                   ------------
            Retail - Specialty Apparel (0.1%)
   40,000   Delia's, Inc. *                                              328
                                                                   ------------
            Services - Commercial & Consumer (0.8%)
   24,000   Altron, Inc. *                                               537
   25,000   Barra, Inc. *                                                650
   26,900   Carreker-Antinori, Inc. *                                    148
   24,000   MSC Industrial Direct Co. "A" *                              571
                                                                   ------------
                                                                       1,906
                                                                   ------------
            Services - Data Processing (0.1%)
   15,600   Checkfree Holdings Corp. *                                   254
                                                                   ------------
            Telecommunications - Cellular/Wireless (0.3%)
   11,800   Omnipoint Corp. *                                            104
   38,500   Powertel, Inc. *                                             520
                                                                   ------------
                                                                         624
                                                                   ------------
            Telecommunications - Long Distance (0.6%)
   51,000   ITC DeltaCom, Inc. *                                         800
   10,400   Pacific Gateway Exchange, Inc. *                             465
   15,170   STAR Telecommunications, Inc. *                              205
    9,300   Startec Global Communications Corp. *                        100
                                                                   ------------
                                                                       1,570
                                                                   ------------
            Telephones (1.9%)
   31,900   e.spire Communications, Inc. *                               257
   34,700   Electric Lightwave, Inc. "A" *                               213
   35,200   GST Telecommunications, Inc. *                               244
   39,200   Hyperion Telecommunications, Inc. "A" *                      426
   18,000   ICG Communications, Inc. *                                   414
   16,000   Intermedia Communications of Florida, Inc. *                 276
   40,800   Metromedia Fiber Network, Inc. "A" *                       2,116
   25,700   Northeast Optic Network, Inc. *                              273
   14,300   Winstar Communications, Inc. *                               399
                                                                   ------------
                                                                       4,618
                                                                   ------------
            Textiles - Apparel (0.4%)
   20,000   Columbia Sportswear Co. *                                    445
   40,000   North Face, Inc. *                                           505
                                                                   ------------
                                                                         950
                                                                   ------------
            Truckers (0.2%)
   20,000   Coach USA, Inc. *                                            567
                                                                   ------------
            Total small cap stocks (cost: $63,353)                    71,449
                                                                   ------------

                      LARGE CAP STOCKS (32.2%)

            Aerospace/Defense (0.3%)
   18,600   Boeing Co.                                                   756
                                                                   ------------
            Agricultural Products (0.1%)
    4,500   Pioneer Hi-Bred International, Inc.                          135
                                                                   ------------
            Air Freight (0.2%)
    7,000   FDX Corp. *                                                  454
                                                                   ------------
            Airlines (0.3%)
   31,500   Southwest Airlines Co.                                       677
                                                                   ------------
            Aluminum (0.1%)
    4,300   Aluminum Co. of America                                      319
                                                                   ------------
            Auto Parts (0.1%)
    3,800   Dana Corp.                                                   148
                                                                   ------------
            Banks - Major Regional (1.3%)
    6,500   Bank of Boston Corp.                                         271
    4,000   Bank of New York Co., Inc.                                   137
   11,540   Bank One Corp.                                               592
    9,000   Fleet Financial Group, Inc.                                  375
    6,700   National City Corp.                                          451
    6,000   PNC Bank Corp.                                               309
    4,000   U.S. Bancorp                                                 147
   24,100   Wells Fargo Co.                                              868
                                                                   ------------
                                                                       3,150
                                                                   ------------
            Banks - Money Center (0.7%)
   15,360   BankAmerica Corp.                                          1,001
   10,400   First Union Corp.                                            632
                                                                   ------------
                                                                       1,633
                                                                   ------------
            Beverages - Alcoholic (0.4%)
   16,600   Anheuser-Busch Companies, Inc.                             1,006
                                                                   ------------
            Beverages - Nonalcoholic (0.9%)
   55,000   PepsiCo, Inc.                                              2,128
                                                                   ------------
            Biotechnology (1.2%)
   28,000   Amgen, Inc. *                                              2,107
    6,500   Biogen, Inc. *                                               493
    4,000   Centocor, Inc. *                                             162
    2,700   Genzyme Corp. *                                              114
      291   Genzyme-Molecular Oncology                                     1
                                                                   ------------
                                                                       2,877
                                                                   ------------
            Broadcasting - Radio & TV (0.2%)
   16,400   CBS Corp. *                                                  489
    2,000   Clear Channel Communications, Inc. *                          93
                                                                   ------------
                                                                         582
                                                                   ------------
            Chemicals (0.4%)
    6,500   Air Products & Chemicals, Inc.                               248
   10,000   Du Pont (E. I.) De Nemours & Co.                             587
    3,500   Praxair, Inc.                                                134
                                                                   ------------
                                                                         969
                                                                   ------------
            Chemicals - Diversified (0.1%)
    3,000   PPG Industries, Inc.                                         184
                                                                   ------------
            Computer - Hardware (1.5%)
   28,500   Compaq Computer Corp.                                        926
   11,000   Hewlett-Packard Co.                                          690
   11,000   IBM Corp.                                                  1,815
    8,700   Micron Electronics, Inc. *                                   198
                                                                   ------------
                                                                       3,629
                                                                   ------------
            Computer - Networking (1.6%)
   20,500   3Com Corp. *                                                 793
   32,000   Ascend Communications, Inc. *                              1,798
    4,000   Cabletron Systems, Inc. *                                     56
   16,500   Cisco Systems, Inc. *                                      1,244
                                                                   ------------
                                                                       3,891
                                                                   ------------
            Computer - Peripherals (0.3%)
   15,600   Quantum Corp. *                                              345
   11,800   Seagate Technology, Inc. *                                   348
                                                                   ------------
                                                                         693
                                                                   ------------
            Computer Software & Service (1.5%)
   11,200   Computer Associates International, Inc.                      495
    7,500   Intuit, Inc. *                                               434
    9,000   Microsoft Corp. *                                          1,098
   22,000   Oracle Corp. *                                               753
    3,800   Parametic Technology Corp.                                    65
    5,000   PeopleSoft, Inc. *                                           103
   16,500   Synopsys, Inc. *                                             782
                                                                   ------------
                                                                       3,730
                                                                   ------------
            Containers - Paper (0.1%)
    3,500   Bemis, Inc.                                                  132
                                                                   ------------
            Distributions - Food/Health (0.1%)
    3,000   Cardinal Health, Inc.                                        206
                                                                   ------------
            Drugs (2.8%)
    5,000   Eli Lilly & Co.                                              448
   15,000   Ivax Corp. *                                                 143
   15,000   Merck & Co., Inc.                                          2,323
   15,000   Mylan Laboratories, Inc.                                     498
    5,000   Pfizer, Inc.                                                 558
   54,900   Pharmacia & Upjohn, Inc.                                   2,858
                                                                   ------------
                                                                       6,828
                                                                   ------------
            Electrical Equipment (0.9%)
   24,300   General Electric Co.                                       2,199
                                                                   ------------
            Electronics - Semiconductors (1.4%)
    5,000   Advanced Micro Devices, Inc. *                               138
   17,500   Intel Corp.                                                1,883
   12,900   Micron Technology, Inc. *                                    533
    9,800   Texas Instruments, Inc.                                      749
                                                                   ------------
                                                                       3,303
                                                                   ------------
            Entertainment (0.4%)
    4,200   Time Warner, Inc.                                            444
   15,300   Walt Disney Co.                                              493
                                                                   ------------
                                                                         937
                                                                   ------------
            Equipment - Semiconductors (0.6%)
   11,800   Applied Materials, Inc. *                                    457
    5,000   KLA-Tencor Corp. *                                           171
    8,000   Lam Research Corp. *                                         143
    7,900   Novellus Systems, Inc. *                                     392
    8,300   Teradyne, Inc. *                                             266
                                                                   ------------
                                                                       1,429
                                                                   ------------
            Finance - Consumer (0.4%)
    4,800   Associates First Capital Corp. "A"                           374
    3,700   Countrywide Credit Industries, Inc.                          183
    3,500   Household International, Inc.                                137
    7,200   MBNA Corp.                                                   163
                                                                   ------------
                                                                         857
                                                                   ------------
            Finance - Diversified (1.9%)
    5,400   American Express Co.                                         540
    3,100   American General Corp.                                       218
   27,800   Citigroup, Inc.                                            1,395
   10,900   Fannie Mae                                                   793
    5,000   Federal Home Loan Mortgage Corp.                             303
    2,000   MBIA, Inc.                                                   130
    2,000   MGIC Investment Corp.                                         88
   10,300   Morgan Stanley, Dean Witter, Discover & Co.                  718
    9,700   SLM Holding Corp.                                            427
                                                                   ------------
                                                                       4,612
                                                                   ------------
            Foods (0.9%)
    5,700   Campbell Soup Co.                                            326
   11,000   ConAgra, Inc.                                                346
    8,500   General Mills, Inc.                                          642
   12,000   Kellogg Co.                                                  439
    8,600   Sara Lee Corp.                                               502
                                                                   ------------
                                                                       2,255
                                                                   ------------
            Gaming Companies (0.1%)
    5,200   International Game Technology                                120
    3,500   Mirage Resorts, Inc. *                                        52
                                                                   ------------
                                                                         172
                                                                   ------------
            Healthcare - Diversified (1.2%)
    6,000   Abbott Laboratories                                          288
   18,500   American Home Products Corp.                                 985
    5,000   Bristol-Myers Squibb Co.                                     613
    8,800   Johnson & Johnson, Inc.                                      715
    8,800   Warner-Lambert Co.                                           664
                                                                   ------------
                                                                       3,265
                                                                   ------------
            Healthcare - HMOs (0.5%)
   12,200   Pacificare Health Systems, Inc. "A" *                        849
    9,500   United Healthcare Corp.                                      429
                                                                   ------------
                                                                       1,278
                                                                   ------------
            Healthcare - Specialized Services (0.1%)
    2,000   IMS Healthcare, Inc.                                         133
   25,000   PhyCor, Inc. *                                               153
                                                                   ------------
                                                                         286
                                                                   ------------
            Household Products (0.8%)
    1,700   Colgate-Palmolive Co.                                        145
   18,300   Kimberly-Clark Corp.                                         963
    8,600   Procter & Gamble Co.                                         754
                                                                   ------------
                                                                       1,862
                                                                   ------------
            Housewares (0.1%)
    2,100   Newell Co.                                                    93
                                                                   ------------
            Insurance Brokers (0.1%)
    3,600   Marsh & McLennan Cos., Inc.                                  210
                                                                   ------------
            Insurance - Life/Health (0.3%)
    7,500   Aetna, Inc.                                                  580
    3,000   Conseco, Inc.                                                 99
                                                                   ------------
                                                                         679
                                                                   ------------
            Insurance - Multi-Line Companies (0.3%)
    8,650   American International Group, Inc.                           813
                                                                   ------------
            Insurance - Property/Casualty (0.2%)
   10,800   Allstate Corp.                                               440
    1,000   Progressive Corp.                                            149
                                                                   ------------
                                                                         589
                                                                   ------------
            Investment Banks / Brokerage (0.4%)
   14,100   Merrill Lynch & Co., Inc.                                  1,058
                                                                   ------------
            Investment Management (0.2%)
   11,700   Franklin Resources, Inc.                                     500
                                                                   ------------
            Leisure Time (0.1%)
    2,800   Mattel, Inc.                                                  97
                                                                   ------------
            Lodging/Hotel (0.1%)
    5,000   Marriott International, Inc. "A"                             147
                                                                   ------------
            Machinery - Diversified (0.2%)
    3,500   Case Corp.                                                    85
    9,500   Deere & Co.                                                  332
    3,500   Dover Corp.                                                  124
                                                                   ------------
                                                                         541
                                                                   ------------
            Manufacturing - Diversified Industries (0.9%)
    9,500   Allied Signal, Inc.                                          418
   12,200   Hillenbrand Industries, Inc.                                 693
    6,000   Minnesota Mining & Manufacturing Co.                         482
   11,917   Tyco International Ltd.                                      784
                                                                   ------------
                                                                       2,377
                                                                   ------------
            Manufacturing - Specialized (0.1%)
    3,500   Parker Hannifin Corp.                                        122
                                                                   ------------
            Medical Products & Supplies (0.4%)
   11,600   Bausch & Lomb, Inc.                                          644
    5,200   Boston Scientific Corp. *                                    257
    4,000   St. Jude Medical, Inc. *                                     407
                                                                   ------------
                                                                       1,308
                                                                   ------------
            Oil & Gas - Drilling/Equipment (0.1%)
    2,500   Halliburton Co.                                               73
    5,000   Transocean Offshore, Inc.                                    124
                                                                   ------------
                                                                         197
                                                                   ------------
            Personal Care (0.2%)
    8,800   Gillette Co.                                                 404
                                                                   ------------
            Photography - Imaging (0.3%)
    5,000   Eastman Kodak Co.                                            363
    2,700   Xerox Corp.                                                  290
                                                                   ------------
                                                                         653
                                                                   ------------
            Publishing/Newspapers (0.1%)
    2,500   Gannett Inc.                                                 161
                                                                   ------------
            Restaurants (0.1%)
    3,000   Outback Steakhouse, Inc. *                                   107
                                                                   ------------
            Retail - Building Supplies (0.3%)
   11,700   Home Depot, Inc.                                             582
    2,500   Sherwin-Williams Co.                                          71
                                                                   ------------
                                                                         653
                                                                   ------------
            Retail - Drugs (0.1%)
    6,500   Walgreen Co.                                                 349
                                                                   ------------
            Retail - General Merchandising (0.5%)
    5,700   Dayton Hudson Corp.                                          256
   16,500   Wal-Mart Stores, Inc.                                      1,243
                                                                   ------------
                                                                       1,499
                                                                   ------------
            Retail - Specialty Apparel (0.1%)
    4,000   Gap, Inc.                                                    294
                                                                   ------------
            Savings & Loan Holding Co. (0.1%)
    7,750   Washington Mutual, Inc.                                      300
                                                                   ------------
            Services - Commercial & Consumer (0.1%)
   14,500   Cendant Corp. *                                              276
    2,500   Service Corp. International                                   93
                                                                   ------------
                                                                         369
                                                                   ------------
            Services - Data Processing (0.3%)
   24,800   First Data Corp.                                             662
                                                                   ------------
            Shoes (0.2%)
   11,500   Nike, Inc. "B"                                               460
                                                                   ------------
            Telecommunications - Cellular/Wireless (0.1%)
    3,600   Airtouch Communications, Inc.*                               206
                                                                   ------------
            Telecommunications - Long Distance (0.9%)
   18,000   AT&T Corp.                                                 1,121
   18,200   MCI Worldcom, Inc. *                                       1,074
                                                                   ------------
                                                                       2,195
                                                                   ------------
            Telephones (0.9%)
   12,500   Bell Atlantic Corp.                                          695
    7,800   BellSouth Corp.                                              681
   17,500   SBC Communications Corp.                                     839
                                                                   ------------
                                                                       2,215
                                                                   ------------
            Tobacco (0.9%)
   33,100   Philip Morris Companies, Inc.                              1,852
    7,500   RJR Nabisco Holdings Corp.                                   216
                                                                   ------------
                                                                       2,068
                                                                   ------------
            Truckers (0.1%)
    6,000   CNF Transportation, Inc.                                     214
                                                                   ------------
            Total large cap stocks (cost: $64,917)                    78,122
                                                                  ------------


 Principal
 Amount                                       Coupon
 (000)                                         Rate       Maturity
--------------------------------------------------------------------------------

                         BONDS (19.1%)

 $  2,000   Capital One Financial Corp.          7.25%   12/01/2003    1,967
    2,000   Corporacion Andina de Fomento
              (Venezuela)                        7.10     2/01/2003    1,976
    2,000   EOP Operating LP                     6.38     2/15/2012    1,992
    1,000   First Industrial LP                  7.60     5/15/2007    1,002
    2,000   First Union Commercial Mortgage
              Trust II                           6.60     5/18/2007    2,050
    2,000   FIRSTPLUS Home Loan Owner Trust,
              Series 1997-3, Class A-6           7.08     7/10/2017    2,058
    2,000   FIRSTPLUS Home Loan Owner Trust,
              Series 1997-4, Class A-5           6.62     9/10/2015    2,020
    2,000   FIRSTPLUS Home Loan Owner Trust,
              Series 1998-1, Class A-5           6.25    11/10/2016    2,012
    1,000   Franchise Finance Corp. of America   7.00    11/30/2000      996
    2,000   Giddings & Lewis, Inc.               7.50    10/01/2005    2,182
    2,000   Glenborough Property, L.P. (b)       7.63     3/15/2005    1,966
    1,000   Great Atlantic & Pacific Tea, Inc.   7.70     1/15/2004      994
    1,000   Health Care Property Investors,
              Inc.                               6.50     2/15/2006      933
    2,000   HRPT Properties Trust                6.75    12/18/2002    1,939
    2,000   HUBCO, Inc.                          8.20     9/15/2006    2,165
    1,000   Kmart Corp.                          7.95     2/01/2023    1,016
    2,000   MacSaver Financial Services, Inc.    7.40     2/15/2002    1,732
    1,000   Merita Bank Ltd., (Finland)          6.50     1/15/2006    1,020
    1,000   Merrill Lynch & Co., Inc.            6.50     7/15/2018    1,008
    1,000   Pulte Corp.                          7.00    12/15/2003    1,003
    1,000   Security Capital Pacific Trust       7.15    10/15/2003      988
    1,000   Time Warner, Inc.                    7.48     1/15/2008    1,117
    1,000   Washington Real Estate
              Investment Trust                   7.25     8/13/2006    1,006
    2,000   Waste Management, Inc.               6.38    12/01/2003    2,035
    2,000   Government National Mortgage
              Assn. I                            6.63     1/15/2040    1,994
    1,813   Federal Home Loan Mortgage Corp.,
              Series 1998-7 H                    9.00     3/18/2025    1,924
    2,357   Federal National Mortgage Assn.,
              Series 1997-72 CA                  9.50     9/18/2023    2,443
    2,477   Federal National Mortgage Assn.,
              Series 1997-79 U                   9.00    11/18/2024    2,575
                                                                    -----------
            Total bonds (cost: $46,004)                               46,113
                                                                    -----------

                      MONEY MARKET INSTRUMENTS (0.6%)

    1,573   Federal Home Loan Mortgage Corp., 5.10%,
              12/01/1998 (cost: $1,573)                                1,573
                                                                    -----------
            Total investments (cost: $216,922)                      $243,420
                                                                    ===========

-----------------------
* Non-income producing.





      PORTFOLIO SUMMARY BY INDUSTRY
      -----------------------------
 Banks - Major Regional               6.0 %
 Telephones                           4.8
 Real Estate Investment Trusts        4.6
 Drugs                                4.1
 Electronics - Semiconductors         3.9
 Retail - Specialty                   3.8
 U.S. Government & Agency Issues      3.5
 Asset Backed Securities              3.4
 Aerospace / Defense                  3.0
 Computer Software & Service          2.9
 Healthcare - Specialized Services    2.7
 Equipment - Semiconductors           2.1
 Finance - Consumer                   2.0
 Finance - Diversified                2.0
 Biotechnology                        1.7
 Computer - Hardware                  1.7
 Computer - Networking                1.7
 Healthcare - Diversified             1.7
 Telecommunications - Long Distance   1.7
 Communication Equipment              1.5
 Internet Services                    1.5
 Auto Parts                           1.4
 Foods                                1.4
 Manufacturing - Diversified
    Industries                        1.4
 Nursing Care                         1.3
 Beverages - Alcoholic                1.2
 Beverages - Nonalcoholic             1.2
 Medical Products & Supplies          1.2
 Services - Commercial & Consumer     1.2
 Tobacco                              1.2
 Electrical Equipment                 1.1
 Insurance - Multi-Line Companies     1.1
 Banks - Money Centered               1.0
 Household Products                   1.0
 Retail - General Merchandising       1.0
 Other                               23.4
                                    -------
                                    100.4 %
                                    =======






USAA GROWTH STRATEGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 1998
(Unaudited)


GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

The Large Cap Stocks category consists of investments in common stocks of companies with market capitalizations of $1 billion or more at the time of purchase. Small Cap Stocks have market capitalizations of less than $1 billion at the time of purchase.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES

(a) Illiquid security valued using methods determined by the Fund's investment manager under the general supervision of the Board of Trustees. At November 30, 1998, these securities represented .04% of the Fund's net assets.

(b) Security is exempt from registration under the Securities Act of 1933 and has been determined to be liquid by the USAA Investment Management Company (the Manager). Any resale of this security may occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.


See accompanying notes to financial statements.







USAA GROWTH STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 1998
(Unaudited)


ASSETS
   Investments in securities, at market value
     (identified cost of $216,922)                                  $   243,420
   Cash                                                                     141
   Cash denominated in foreign currencies
     (identified cost of $133)                                              138
   Receivables:
      Capital shares sold                                                   143
      Dividends and interest                                                904
      Securities sold                                                     1,070
                                                                   -------------
         Total assets                                                   245,816
                                                                   -------------
LIABILITIES
   Securities purchased                                                   2,618
   Unrealized depreciation on foreign currency contracts held,
     at value                                                                 2
   Capital shares redeemed                                                  404
   USAA Investment Management Company                                       147
   USAA Transfer Agency Company                                              70
   Accounts payable and accrued expenses                                     31
                                                                   -------------
         Total liabilities                                                3,272
                                                                   -------------
            Net assets applicable to capital shares outstanding     $   242,544
                                                                   =============
REPRESENTED BY:
   Paid-in capital                                                  $   218,382
   Accumulated undistributed net investment income                        1,051
   Accumulated net realized loss on investments                          (3,394)
   Net unrealized appreciation of investments                            26,498
   Net unrealized appreciation on foreign currency translations               7
                                                                   -------------
            Net assets applicable to capital shares outstanding     $   242,544
                                                                   =============
   Capital shares outstanding, unlimited number of shares
     authorized, no par value                                            17,988
                                                                   =============
   Net asset value, redemption price, and offering price
     per share                                                      $     13.48
                                                                   =============

See accompanying notes to financial statements.









USAA GROWTH STRATEGY FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 1998
(Unaudited)


Net investment income:
   Income (net of foreign taxes withheld of $47):
      Dividends                                                     $       799
      Interest                                                            1,829
                                                                   -------------
         Total income                                                     2,628
                                                                   -------------
   Expenses:
      Management fees                                                       857
      Transfer agent's fees                                                 408
      Custodian's fees                                                      101
      Postage                                                                69
      Shareholder reporting fees                                             19
      Trustees' fees                                                          2
      Registration fees                                                      36
      Professional fees                                                      14
      Other                                                                   9
                                                                   -------------
         Total expenses                                                   1,515
                                                                   -------------
            Net investment income                                         1,113
                                                                   -------------
Net realized and unrealized loss on investments and foreign
  currency:
   Net realized loss on:
     Investments                                                         (3,246)
     Foreign currency transactions                                          (32)
   Change in net unrealized appreciation/depreciation of:
     Investments                                                            378
     Foreign currency translations                                           34
                                                                   -------------
            Net realized and unrealized loss                             (2,866)
                                                                   -------------
Decrease in net assets resulting from operations                    $    (1,753)
                                                                   =============


See accompanying notes to financial statements.







USAA GROWTH STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 1998
and Year ended May 31, 1998
(Unaudited)

                                                                  11/30/98               5/31/98
                                                             ---------------------------------------
From operations:
   Net investment income                                          $  1,113               $  2,257
   Net realized gain (loss) on investments                          (3,246)                17,480
   Net realized loss on foreign currency transactions                  (32)                   (40)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                      378                  4,132
      Foreign currency translations                                     34                    (25)
                                                             ---------------------------------------
      Increase (decrease) in net assets resulting
         from operations                                            (1,753)                23,804
                                                             ---------------------------------------
Distributions to shareholders from:
   Net investment income                                            (1,377)                (2,021)
                                                             ---------------------------------------
   Net realized gains                                              (12,119)                (3,845)
                                                             ---------------------------------------
From capital share transactions:
   Proceeds from shares sold                                        32,614                 94,367
   Shares issued for dividends reinvested                           13,446                  5,843
   Cost of shares redeemed                                         (37,679)               (62,657)
                                                             ---------------------------------------
      Increase in net assets from capital
         share transactions                                          8,381                 37,553
                                                             ---------------------------------------
Net increase (decrease) in net assets                               (6,868)                55,491
Net assets:
   Beginning of period                                             249,412                193,921
                                                             ---------------------------------------
   End of period                                                  $242,544               $249,412
                                                             =======================================
Undistributed net investment income included in net assets:
   End of period                                                  $  1,051               $  1,347
                                                             =======================================
Change in shares outstanding:
   Shares sold                                                       2,491                  6,653
   Shares issued for dividends reinvested                              964                    448
   Shares redeemed                                                  (2,907)                (4,461)
                                                             ---------------------------------------
      Increase in shares outstanding                                   548                  2,640
                                                             =======================================


See accompanying notes to financial statements.






USAA GROWTH STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS

November 30, 1998
(Unaudited)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this semiannual report pertains only to the USAA Growth Strategy Fund (the Fund). The Fund's investment objective is to seek a high total return, with reduced risk over time, through an asset allocation strategy which emphasizes capital appreciation and gives secondary emphasis to income.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Board of Trustees.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. Foreign currency translations - The assets of the Fund may be invested in the securities of foreign issuers. Since the accounting records of the Fund are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

F. Euro Conversion Risk - On January 1, 1999, countries participating in the European Monetary Union will begin converting their currencies into a new currency unit called the euro. The countries initially participating in the conversion are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal, and Spain. Conversion to the euro may present certain risks to investments of the Fund held in one of the currencies being replaced. The conversion is not expected to have a material impact on the Fund's investments.


(2) LINES OF CREDIT
The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with NationsBank of Texas, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, the Fund may borrow from NationsBank an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets at NationsBank's borrowing rate plus a markup. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 1998.


(3) DISTRIBUTIONS
Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.


(4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the period ended November 30, 1998 were $48.7 million and $48.5 million, respectively.

Gross unrealized appreciation and depreciation of investments at November 30, 1998 was $40.5 million and $14.0 million, respectively.


(5) FOREIGN CURRENCY CONTRACTS
A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.

At November 30, 1998, the terms of open foreign currency contracts were as follows (in thousands):


Foreign Currency Contracts to Buy:

----------------------------------------------------------------------------------------------
                                    U.S. Dollar     In Exchange
Exchange                            Value as of      for U.S.     Unrealized     Unrealized
 Date      Contracts to Receive      11/30/98         Dollar     Appreciation   Depreciation
----------------------------------------------------------------------------------------------
12/01/98   1,020  Greek Drachma       $  4            $  4          $  -           $  -
12/04/98     140  British Pound        231             232             -             (1)
12/07/98       5  British Pound          9               9             -              -
12/07/98     420  South African Rand    74              74             -              -
12/30/98     200  French Franc          35              35             -              -
----------------------------------------------------------------------------------------------
                                      $353            $354          $  -           $ (1)
==============================================================================================



Foreign Currency Contracts to Sell:

----------------------------------------------------------------------------------------------
                                    U.S. Dollar     In Exchange
Exchange                            Value as of      for U.S.     Unrealized     Unrealized
 Date      Contracts to Deliver      11/30/98         Dollar     Appreciation   Depreciation
----------------------------------------------------------------------------------------------
12/01/98   2,394  Japanese Yen        $ 19            $ 19          $  -           $  -
12/02/98      28  British Pound         47              47             -              -
12/02/98   2,433  Japanese Yen          20              20             -              -
12/02/98      56  Swiss Franc           40              39             -             (1)
12/07/98       9  Singapore Dollar       5               5             -              -
----------------------------------------------------------------------------------------------
                                      $131            $130          $  -           $ (1)
==============================================================================================



(6) TRANSACTIONS WITH MANAGER
A. Management fees - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at .75% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23.50 per shareholder account plus out-of-pocket expenses. Effective January 1, 1999, the annual charge will be $26.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Brokerage services - USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the six-month period ended November 30, 1998 was $6,000.


(7) TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.


(8) FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period is as follows:

                                      Six-month                                 Nine-month
                                    Period Ended                               Period Ended
                                    November 30,       Year Ended May 31,         May 31,
                                ----------------------------------------------------------------
                                       1998            1998          1997         1996*
                                ----------------------------------------------------------------
Net asset value at
   beginning of period              $  14.30        $  13.10       $  12.74       $  10.00
Net investment income                    .08             .13            .15            .11(b)
Net realized and
   unrealized gain                      (.13)           1.43            .77           2.66
Distributions from net
   investment income                    (.08)           (.13)          (.12)          (.03)
Distributions of realized
   capital gains                        (.69)           (.23)          (.44)             -
                                ----------------------------------------------------------------
Net asset value at
   end of period                    $  13.48        $  14.30       $  13.10       $  12.74
                                ================================================================
Total return (%) **                     (.54)          12.12           7.73          27.76
Net assets at end
   of period (000)                  $242,544        $249,412       $193,921       $ 87,188
Ratio of expenses
   to average net assets (%)            1.29(a)         1.25           1.31           1.66(a)
Ratio of net investment income
   to average net assets (%)             .95(a)          .97           1.46           1.34(a)
Portfolio turnover (%)                 20.97           69.42          62.50          40.21



 * Fund commenced operations September 1, 1995
** Assumes reinvestment  of all dividend  income and capital gain  distributions during the period.
(a)Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b)Calculated using weighted average shares.







TRUSTEES
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
112 East Pecan, Suite 2400
San Antonio, Texas 78205

Telephone Assistance Hours
Call toll free - Central Time
Monday - Friday 7:30 a.m. to 8:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.

For Additional Information On Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-Hour Service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund TouchLine(Registered Trademark)
(from Touchtone phones only)
For account balance, last transaction or fund prices
1-800-531-8777, (in San Antonio) 498-8777